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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21753
                                  --------------------------------------

                         Church Capital Investment Trust
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 301 Oxford Valley Road, Suite 801B     Yardley, Pennsylvania        19067
--------------------------------------------------------------------------------
            (Address of principal executive offices)               (Zip code)

                                Gregory A. Church

                         Church Capital Management, LLC

           301 Oxford  Valley Road                Yardley, PA 19067
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (215) 321-1900
                                                     ----------------------

Date of fiscal year end:  November 30, 2007
                          ----------------------------

Date of reporting period: May 31, 2007
                          ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sections 3507.

ITEM  1. REPORTS TO STOCKHOLDERS.

                         CHURCH CAPITAL INVESTMENT TRUST

                           Church Capital Value Trust

                        Church Capital Money Market Fund


                               SEMI-ANNUAL REPORT

                                  May 31, 2007

                                   (Unaudited)


                               INVESTMENT ADVISER
                         Church Capital Management, LLC
                                   Yardley, PA

CHURCH CAPITAL VALUE TRUST
SUPPLEMENTARY PORTFOLIO INFORMATION
MAY 31, 2007 (UNAUDITED)
================================================================================

                   CHURCH CAPITAL VALUE TRUST VS S&P 500 INDEX
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)

                               [BAR CHART OMITTED]

                                   Church Capital      S&P 500
                                    Value Trust         Index
                                   ---------------------------
Consumer Discretionary                  9.2%            10.2%
Consumer Staples                        4.8%             9.3%
Energy                                 13.1%            10.4%
Financials                             14.8%            21.3%
Health Care                            14.3%            11.9%
Industrials                            16.1%            11.2%
Information Technology                 17.6%            15.2%
Materials                               1.9%             3.1%
Telecommunications Services             0.0%             3.8%
Utilities                               0.0%             3.6%
Cash                                    8.2%             0.0%

                                 TOP 10 HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 % OF NET ASSETS
---------------------------------    ---------------
General Electric Co.                      4.4%
Citigroup, Inc.                           4.3%
Bank of America Corp.                     3.7%
Time Warner, Inc.                         3.6%
American International Group              3.5%
Nabors Industries Ltd.                    3.2%
Lowe's Co., Inc.                          3.2%
Honeywell International, Inc.             2.9%
Agilent Technologies, Inc.                2.9%
Raytheon Co.                              2.8%

CHURCH CAPITAL MONEY MARKET FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
MAY 31, 2007 (UNAUDITED)
================================================================================

                              PORTFOLIO ALLOCATION
                                 % OF NET ASSETS

                               [PIE CHART OMITTED]

Commercial Paper                 93%
Money Market Funds and Other      7%

--------------------------------------------------------------------------------

                              MATURITY DISTRIBUTION
                                 % OF NET ASSETS

                               [PIE CHART OMITTED]

0 - 14 Days                       42%
15 - 29 Days                      46%
30 + Days                         12%

CREDIT ANALYSIS                   YIELD ANALYSIS
-------------------------         ------------------------------
A-1 / P-1           95.8%         7-Day Current Yield      4.69%
A-2 / P-2            4.2%         7-Day Effective Yield    4.80%

CHURCH CAPITAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2007 (UNAUDITED)
=====================================================================================================
                                                                                       CHURCH CAPITAL
                                                                       CHURCH CAPITAL   MONEY MARKET
                                                                        VALUE TRUST         FUND
-----------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
  At amortized cost                                                      $31,642,365     $60,177,473
                                                                         ===========     ===========
  At value (Note 2)                                                      $35,446,898     $60,177,473
Dividends and interest receivable                                             74,831          22,828
Receivable for investments sold                                              298,712              --
Receivable for capital shares sold                                            19,124              --
Other assets                                                                  21,843          15,440
                                                                         -----------     -----------
  TOTAL ASSETS                                                            35,861,408      60,215,741
                                                                         -----------     -----------
LIABILITIES
Distributions payable                                                             --         225,453
Payable for capital shares redeemed                                            2,066              --
Payable to Adviser (Note 4)                                                   20,545          14,612
Payable to administrator (Note 4)                                              7,280           8,890
Other accrued expenses                                                         7,250           5,955
                                                                         -----------     -----------
  TOTAL LIABILITIES                                                           37,141         254,910
                                                                         -----------     -----------

NET ASSETS                                                               $35,824,267     $59,960,831
                                                                         ===========     ===========
NET ASSETS CONSIST OF:
Paid-in capital                                                          $31,015,106     $59,960,831
Accumulated undistributed net investment income                               99,047              --
Accumulated net realized gains from security transactions                    905,581              --
Net unrealized appreciation on investments                                 3,804,533              --
                                                                         -----------     -----------
NET ASSETS                                                               $35,824,267     $59,960,831
                                                                         ===========     ===========
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                               3,058,067      59,960,831
                                                                         ===========     ===========

Net asset value, redemption price and offering price per share (Note 2)  $     11.71     $      1.00
                                                                         ===========     ===========

See accompanying notes to financial statements.

CHURCH CAPITAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2007 (UNAUDITED)
=====================================================================================================
                                                                                       CHURCH CAPITAL
                                                                       CHURCH CAPITAL   MONEY MARKET
                                                                        VALUE TRUST         FUND
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend income                                                        $  309,867      $  118,729
  Interest income                                                                --       1,292,916
                                                                         ----------      ----------
    TOTAL INVESTMENT INCOME                                                 309,867       1,411,645
                                                                         ----------      ----------
EXPENSES
  Investment advisory fees (Note 4)                                         162,358         132,503
  Administration fees (Note 4)                                               16,242          26,493
  Fund accounting fees (Note 4)                                              16,627          17,649
  Professional fees                                                          13,483          13,483
  Custody fees                                                               10,034          11,888
  Transfer agent fees (Note 4)                                                9,000           6,000
  Trustee fees and expenses                                                   6,691           6,691
  Compliance service fees (Note 4)                                            4,500           4,500
  Insurance expense                                                           3,357           4,457
  Report printing fees                                                          622             572
  Other expenses                                                             10,948             967
                                                                         ----------      ----------
    TOTAL EXPENSES                                                          253,862         225,203
  Fees waived by the Adviser (Note 4)                                       (50,915)        (50,299)
                                                                         ----------      ----------
    NET EXPENSES                                                            202,947         174,904
                                                                         ----------      ----------

NET INVESTMENT INCOME                                                       106,920       1,236,741
                                                                         ----------      ----------
REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS
  Net realized gains from security transactions                             911,078              --
  Net change in unrealized appreciation/depreciation on investments       2,010,673              --
                                                                          ---------       ---------
NET REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS                                                          2,921,751              --
                                                                         ----------      ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $3,028,671      $1,236,741
                                                                         ==========      ==========

See accompanying notes to financial statements.

CHURCH CAPITAL VALUE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                         SIX MONTHS
                                                                           ENDED        PERIOD ENDED
                                                                        MAY 31, 2007    NOVEMBER 30,
                                                                         (UNAUDITED)      2006 (a)
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                  $   106,920     $   215,013
  Net realized gains from security transactions                              911,078         230,248
  Net change in unrealized appreciation/depreciation on investments        2,010,673       1,793,860
                                                                         -----------     -----------
Net increase in net assets from operations                                 3,028,671       2,239,121
                                                                         -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                                (222,886)             --
  From realized gains from sales of investments                             (235,745)             --
                                                                         -----------     -----------
Net decrease in net assets from distributions to shareholders               (458,631)             --
                                                                         -----------     -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                5,667,671      32,468,596
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                                            278,002              --
  Payments for shares redeeemed                                           (4,670,866)     (2,778,297)
                                                                         -----------     -----------
Net increase in net assets from capital share transactions                 1,274,807      29,690,299
                                                                         -----------     -----------
TOTAL INCREASE IN NET ASSETS                                               3,844,847      31,929,420
NET ASSETS
  Beginning of period                                                     31,979,420          50,000
                                                                         -----------     -----------
  End of period                                                          $35,824,267     $31,979,420
                                                                         ===========     ===========
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                                                  $    99,047     $   215,013
                                                                         ===========     ===========
CAPITAL SHARE ACTIVITY
  Shares sold                                                                515,231       3,217,032
  Shares reinvested                                                           25,812              --
  Shares redeemed                                                           (428,213)       (276,795)
                                                                         -----------     -----------
  Net increase in shares outstanding                                         112,830       2,940,237
  Shares outstanding, beginning of period                                  2,945,237           5,000
                                                                         -----------     -----------
  Shares outstanding, end of period                                        3,058,067       2,945,237
                                                                         ===========     ===========

(a) Represents the period from the commencement of operations (January 19, 2006) through November 30, 2006.

See accompanying notes to financial statements.

CHURCH CAPITAL MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                         SIX MONTHS
                                                                           ENDED        PERIOD ENDED
                                                                        MAY 31, 2007    NOVEMBER 30,
                                                                         (UNAUDITED)      2006 (a)
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                 $  1,236,741    $  1,738,279
                                                                        ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                              (1,236,741)     (1,738,279)
                                                                        ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                               43,310,616     109,172,152
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                                             16,078          63,711
  Payments for shares redeeemed                                          (34,884,090)    (57,767,636)
                                                                        ------------    ------------
Net increase in net assets from capital share transactions                 8,442,604      51,468,227
                                                                        ------------    ------------
TOTAL INCREASE IN NET ASSETS                                               8,442,604      51,468,227
NET ASSETS
  Beginning of period                                                     51,518,227          50,000
                                                                        ------------    ------------
  End of period                                                         $ 59,960,831    $ 51,518,227
                                                                        ============    ============
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                                                 $         --    $         --
                                                                        ============    ============
CAPITAL SHARE ACTIVITY
  Shares sold                                                             43,310,616     109,172,152
  Shares reinvested                                                           16,078          63,711
  Shares redeemed                                                        (34,884,090)    (57,767,636)
                                                                        ------------    ------------
  Net increase in shares outstanding                                       8,442,604      51,468,227
  Shares outstanding, beginning of period                                 51,518,227          50,000
                                                                        ------------    ------------
  Shares outstanding, end of period                                       59,960,831      51,518,227
                                                                        ============    ============

(a) Represents the period from the commencement of operations (January 20, 2006) through November 30, 2006.

See accompanying notes to financial statements.

CHURCH CAPITAL VALUE TRUST
FINANCIAL HIGHLIGHTS
====================================================================================================
                                                                 SIX MONTHS
                                                                   ENDED
                                                                MAY 31, 2007       PERIOD ENDED
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:   (UNAUDITED)   NOVEMBER 30, 2006 (a)
----------------------------------------------------------------------------------------------------
  Net asset value at beginning of period                          $ 10.86           $ 10.00
                                                                  -------           -------
  Income from investment operations:
    Net investment income                                            0.04              0.07
    Net realized and unrealized gains on investments                 0.97              0.79
                                                                  -------           -------
  Total from investment operations                                   1.01              0.86
                                                                  -------           -------
  Less distributions:
    From net investment income                                      (0.08)               --
    From net realized gains                                         (0.08)               --
                                                                  -------           -------
  Total distributions                                               (0.16)               --
                                                                  -------           -------

  Net asset value at end of period                                $ 11.71           $ 10.86
                                                                  =======           =======
RATIOS AND SUPPLEMENTAL DATA:
  Total return (b)                                                   9.43%(c)          8.60%(c)
                                                                  =======           =======

  Net assets at end of period (000's)                             $35,824           $31,979
                                                                  =======           =======
  Ratio of gross expenses to average net assets                      1.56%(e)          1.75%(e)

  Ratio of net expenses to average net assets (d)                    1.25%(e)          1.25%(e)

  Ratio of net investment income to average net assets (d)           0.66%(e)          1.04%(e)

  Portfolio turnover rate                                              36%(c)           127%(c)
----------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (January 19, 2006) through November 30, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Ratio was determined after advisory fee waivers.

(e)   Annualized.

See accompanying notes to financial statements.

CHURCH CAPITAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
===================================================================================================
                                                                SIX MONTHS
                                                                  ENDED
                                                               MAY 31, 2007      PERIOD ENDED
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD: (UNAUDITED)    NOVEMBER 30, 2006 (a)
---------------------------------------------------------------------------------------------------
  Net asset value at beginning of period                        $ 1.000           $ 1.000

  Net investment income                                           0.023             0.037

  Dividends from net investment income                           (0.023)           (0.037)
                                                                -------           -------
  Net asset value at end of period                              $ 1.000           $ 1.000
                                                                =======           =======
RATIOS AND SUPPLEMENTAL DATA:
  Total return (b)                                                 2.35%(c)          3.80%(c)
                                                                =======           =======
  Net assets at end of period (000's)                           $59,961           $51,518
                                                                =======           =======

  Ratio of gross expenses to average net assets                    0.85%(e)          0.89%(e)

  Ratio of net expenses to average net assets (d)                  0.66%(e)          0.66%(e)

  Ratio of net investment income to average net assets (d)         4.67%(e)          4.35%(e)
---------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (January 20, 2006) through November 30, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d)   Ratio was determined after advisory fee waivers.

(e)   Annualized.

See accompanying notes to financial statements.

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
======================================================================================
    SHARES   COMMON STOCKS -- 91.8%                                           VALUE
--------------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY -- 9.2%
    17,500   Boyd Gaming Corp.                                             $   875,700
    35,000   Lowe's Co., Inc.                                                1,148,700
    60,000   Time Warner, Inc.                                               1,282,200
                                                                           -----------
                                                                             3,306,600
                                                                           -----------
             CONSUMER STAPLES -- 4.8%
    25,000   Archer-Daniels-Midland Co.                                        876,000
    10,000   Diageo PLC - ADR                                                  853,900
                                                                           -----------
                                                                             1,729,900
                                                                           -----------
             ENERGY -- 13.1%
    12,000   Baker Hughes, Inc.                                                989,760
    20,000   Cimarex Energy Co.                                                840,600
    33,000   Nabors Industries Ltd. (a)                                      1,153,020
    10,000   Royal Dutch Shell PLC - Class A - ADR                             743,000
    18,000   Weatherford International Ltd. (a)                                978,120
                                                                           -----------
                                                                             4,704,500
                                                                           -----------
             FINANCIALS -- 14.8%
    17,500   American International Group                                    1,265,950
    26,000   Bank of America Corp.                                           1,318,460
    28,000   Citigroup, Inc.                                                 1,525,720
    10,000   Northern Trust Corp.                                              650,800
    10,000   Wachovia Corp.                                                    541,900
                                                                           -----------
                                                                             5,302,830
                                                                           -----------
             HEALTH CARE -- 14.3%
    12,000   Amgen, Inc. (a)                                                   675,960
    14,000   Baxter International, Inc.                                        795,760
     8,000   Beckman Coulter, Inc.                                             523,200
    16,000   Biogen Idec, Inc. (a)                                             835,520
     9,000   DENTSPLY International, Inc.                                      325,260
    14,000   Johnson & Johnson                                                 885,780
    17,500   PerkinElmer, Inc.                                                 463,925
    22,500   Pfizer, Inc.                                                      618,525
                                                                           -----------
                                                                             5,123,930
                                                                           -----------
             INDUSTRIALS -- 16.1%
    42,000   General Electric Co.                                            1,578,360
    18,000   Honeywell International, Inc.                                   1,042,380
    10,000   Ingersoll-Rand Co. Ltd.                                           513,300

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS (CONTINUED)
======================================================================================
    SHARES   COMMON STOCKS (CONTINUED) -- 91.8%                               VALUE
--------------------------------------------------------------------------------------
             INDUSTRIALS -- 16.1% (CONTINUED)
    15,000   Pentair, Inc.                                                 $   554,850
    18,000   Raytheon Co.                                                    1,000,800
    15,000   Tyco International Ltd.                                           500,400
     8,000   United Parcel Service, Inc.                                       575,760
                                                                           -----------
                                                                             5,765,850
                                                                           -----------
             INFORMATION TECHNOLOGY -- 17.6%
    14,000   Activision, Inc. (a)                                              277,060
    27,000   Agilent Technologies, Inc. (a)                                  1,030,590
    32,500   Cisco Systems, Inc. (a)                                           874,900
    40,000   Corning, Inc. (a)                                               1,000,000
     8,000   Electronic Arts, Inc. (a)                                         390,960
    30,000   Intel Corp.                                                       665,100
    35,000   Marvell Technology Group Ltd. (a)                                 550,200
    28,500   Maxim Integrated Products, Inc.                                   876,375
    17,500   Texas Instruments, Inc.                                           618,800
                                                                           -----------
                                                                             6,283,985
                                                                           -----------
             MATERIALS -- 1.9%
    16,500   Alcoa, Inc.                                                       681,120
                                                                           -----------

             TOTAL COMMON STOCKS (Cost $29,094,182)                        $32,898,715
                                                                           -----------

======================================================================================
    SHARES   MONEY MARKET FUNDS -- 7.1%                                       VALUE
--------------------------------------------------------------------------------------
 1,756,000   AIM STIT - Liquid Assets Portfolio (The)                      $ 1,756,000
   792,183   Fidelity Institutional Money Market Portfolio - Select Class      792,183
                                                                           -----------
             TOTAL MONEY MARKET FUNDS (Cost $2,548,183)                    $ 2,548,183
                                                                           -----------

             TOTAL INVESTMENTS AT VALUE -- 98.9% (Cost $31,642,365)        $35,446,898

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%                     377,369
                                                                           -----------

             NET ASSETS -- 100.0%                                          $35,824,267
                                                                           ===========

(a)   Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to financial statements.

CHURCH CAPITAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
======================================================================================
 PAR VALUE   COMMERCIAL PAPER -- 92.7%                                        VALUE
--------------------------------------------------------------------------------------
$2,200,000   AIG Funding, Inc., 5.23%, due 06/13/07                        $ 2,196,165
 2,000,000   American Express Credit Co., 5.23%, due 06/22/07                1,993,898
 2,400,000   AT&T, Inc., 5.24%, due 06/27/07                                 2,390,917
 2,600,000   Cargill Global Funding PLC, 5.28%, due 07/10/07                 2,585,128
 2,000,000   DaimlerChrysler AG, 5.27%, due 06/18/07                         1,995,023
 2,500,000   Dollar Thrifty Funding LLC, 5.28%, due 06/01/07                 2,500,000
 2,500,000   Heinz (H.J.) Co., 5.32%, due 07/11/07                           2,485,222
 2,000,000   JP Morgan Chase & Co., 5.24%, due 06/11/07                      1,997,089
 2,500,000   Lincoln National Corp., 5.26%, due 06/06/07                     2,498,174
 2,500,000   L'Oreal USA, 5.26%, due 06/15/07                                2,494,886
 2,000,000   Macquaire Bank Ltd., 5.27%, due 06/19/07                        1,994,730
 2,100,000   MassMutual Financial Group, 5.24%, due 06/26/07                 2,092,358
 2,000,000   PepsiAmericas, Inc., 5.26%, due 06/26/07                        1,992,695
 2,200,000   Procter & Gamble Co. (The), 5.23%, due 06/25/07                 2,192,329
 2,000,000   Sanofi-Aventis U.S., 5.25%, due 06/18/07                        1,995,042
 2,500,000   Sharp Electronics Corp., 5.23%, due 06/04/07                    2,498,910
 1,600,000   Societe Generale North America, 5.25%, due 06/01/07             1,600,000
 2,400,000   Southern Co., 5.24%, due 06/04/07                               2,398,952
 2,600,000   Stanley Works (The), 5.32%, due 06/26/07                        2,590,394
 1,200,000   Statoil ASA, 5.24%, due 06/18/07                                1,197,031
 2,400,000   Swiss Re Financial Services, 5.25%, due 06/04/07                2,398,950
 2,300,000   Total Capital Corp., 5.21%, due 07/06/07                        2,288,350
 2,500,000   Toyota Motor Credit Corp., 5.23%, due 06/21/07                  2,492,736
 2,200,000   UBS Finance Corp., 5.24%, due 06/25/07                          2,192,315
 2,500,000   YUM! Capital Co., LLC, 5.30%, due 06/07/07                      2,497,792
                                                                           -----------

             TOTAL COMMERCIAL PAPER (Amortized Cost $55,559,086)           $55,559,086
                                                                           -----------

======================================================================================
    SHARES   MONEY MARKET FUNDS -- 7.7%                                       VALUE
--------------------------------------------------------------------------------------
 2,948,000   AIM STIT - Liquid Assets Portfolio (The)                      $ 2,948,000
 1,670,387   Fidelity Institutional Money Market Portfolio - Select Class    1,670,387
                                                                           -----------
             TOTAL MONEY MARKET FUNDS (Cost $4,618,387)                    $ 4,618,387
                                                                           -----------

             TOTAL INVESTMENTS -- 100.4% (Amortized Cost $60,177,473)      $60,177,473

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)                  (216,642)
                                                                           -----------

             NET ASSETS -- 100.0%                                          $59,960,831
                                                                           ===========

See accompanying notes to financial statements.

CHURCH CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2007 (UNAUDITED)
================================================================================

1. ORGANIZATION

Church Capital Value Trust and Church Capital Money Market Fund (the "Funds") are each a diversified series of Church Capital Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 6, 2005. Church Capital Value Trust and Church Capital Money Market Fund commenced operations on January 19, 2006 and January 20, 2006, respectively.

The investment objective of Church Capital Value Trust is capital appreciation.

The investment objective of Church Capital Money Market Fund is to maximize current income consistent with the preservation of capital and maintenance of liquidity by investing in high quality short-term money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITIES VALUATION - The Church Capital Value Trust values its portfolio securities as of the end of the regular session of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day the Exchange is open for business. Equity securities are valued at their market value when reliable market quotations are readily available. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities which are quoted by NASDAQ are generally valued at the NASDAQ Official Closing Price. When reliable market quotations are not readily available, when the investment adviser determines that a market quotation does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the investment adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust. Short-term investments with maturities of less than 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

The Church Capital Money Market Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value.

SHARE VALUATION - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

CHURCH CAPITAL VALUE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2007 (UNAUDITED)
================================================================================

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income are declared and paid at least once each year to shareholders of the Church Capital Value Trust. Dividends arising from net investment income are declared daily and paid monthly, on the last business day of each month, to shareholders of the Church Capital Money Market Fund. Net realized capital gains, if any, are distributed by each Fund at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the periods ended May 31, 2007 and November 30, 2006 was ordinary income by each Fund.

REPURCHASE   AGREEMENTS  -  The  Funds  may  enter  into  repurchase  agreements
(agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Funds. It is each Fund's policy to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2007:

    -------------------------------------------------------------------------
                                           CHURCH CAPITAL     CHURCH CAPITAL
                                            VALUE TRUST     MONEY MARKET FUND
    -------------------------------------------------------------------------

    Tax cost of portfolio investments        $31,699,914       $60,177,473
                                             ===========       ===========
    Gross unrealized appreciation            $ 4,238,424       $        --
    Gross unrealized depreciation               (491,440)               --
                                             -----------       -----------
    Net unrealized appreciation              $ 3,746,984       $        --
    Undistributed ordinary income                732,539                --
    Undistributed long-term gains                329,638                --
                                             -----------       -----------
    Accumulated earnings                     $ 4,809,161       $        --
                                             ===========       ===========

    -------------------------------------------------------------------------

CHURCH CAPITAL VALUE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2007 (UNAUDITED)
================================================================================

3. INVESTMENT TRANSACTIONS

During the six months ended May 31, 2007, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

  ---------------------------------------------------------------------------
                                                               CHURCH CAPITAL
                                              CHURCH CAPITAL    MONEY MARKET
                                               VALUE TRUST         FUND
  ---------------------------------------------------------------------------
  Cost of purchases of investment securities    $13,112,712      $        --
                                                ===========      ===========
  Proceeds from sales of investment securities  $11,056,799      $        --
                                                ===========      ===========

  ---------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

INVESTMENT  ADVISORY  AGREEMENT
Church Capital Management LLC (the "Adviser") serves as the investment adviser to the Funds. For these services, Church Capital Value Trust pays the Adviser a monthly fee at the annual rate of 1.00% of its average daily net assets and Church Capital Money Market Fund pays the Adviser a monthly fee at the annual rate of 0.50% of its average daily net assets.

The Adviser has contractually agreed (for a period of three years from each Fund's commencement of operations) to reduce its fees and/or to absorb expenses to the extent necessary to limit the ordinary operating expenses (excluding brokerage costs, taxes, interest and extraordinary expenses) to 1.25% of Church Capital Value Trust's average daily net assets and to 0.66% of Church Capital Money Market Fund's average daily net assets. The Adviser's agreement to cap the Funds' ordinary operating expenses does not include indirect expenses, such as fees and expenses of underlying investment companies in which the Funds may invest. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Funds' obligations, are subject to repayment by the Funds, provided that the repayments do not cause each Fund's ordinary operating expenses to exceed the expense limitation noted above, and provided further that the fees and expenses which are the subject of repayment were incurred within three years of the repayment. During the six months ended May 31, 2007, the Adviser reduced its investment advisory fees by $50,915 and $50,299 for Church Capital Value Trust and Church Capital Money Market Fund, respectively. As of May 31, 2007, the amounts of fee reductions available for reimbursement to the Adviser are $155,045 and $142,921 for Church Capital Value Trust and Church Capital Money Market Fund, respectively. The Adviser may recapture a portion of such fee reductions no later than the dates as stated below:

      --------------------------------------------------------------------
                                               NOVEMBER 30,   NOVEMBER 30,
                                                  2009            2010
      --------------------------------------------------------------------
      Church Capital Value Trust                 $104,130       $50,915
      Church Capital Money Market Fund           $ 92,622       $50,299
      --------------------------------------------------------------------

CHURCH CAPITAL VALUE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2007 (UNAUDITED)
================================================================================

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC ("Ultimus") provides executive and administrative services and internal regulatory compliance services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee equal to 0.10% per annum of its average daily net assets up to $500 million, 0.075% of such assets from $500 million to $1 billion and 0.05% of such assets in excess of $1 billion, provided, however, that the minimum fee is $2,000 per month with respect to each Fund. During the six months ended May 31, 2007, Ultimus was paid administration fees of $16,242 and $26,493 by Church Capital Value Trust and Church Capital Money Market Fund, respectively.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of .01% of each Fund's average daily net assets. During the six months ended May 31, 2007, Ultimus was paid fund accounting fees of $16,627 and $17,649 by Church Capital Value Trust and Church Capital Money Market Fund, respectively. In addition, the Funds pay all costs of external pricing services.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $24 per account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 per month if a Fund has between 26 and 100 shareholder accounts, and $1,500 per month if a Fund has more than 100 shareholder accounts. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. During the six months ended May 31, 2007, Ultimus was paid transfer agent and shareholder services fees of $9,000 and $6,000 by Church Capital Value Trust and Church Capital Money Market Fund, respectively.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, Bainbridge Securities Inc. (the "Distributor") serves as principal underwriter to the Funds. The Distributor is an affiliate of the Adviser. The Distributor receives no compensation from the Funds for acting as principal underwriter.

TRUSTEE AND OFFICERS
As of May 31, 2007, a Trustee and the officers of the Trust were directors and officers of the Adviser or the Distributor (or their parent company) or of Ultimus. The affiliated Trustee did not receive any compensation for his services as trustee. Each Independent Trustee receives from the Trust an annual retainer of $4,000, payable quarterly, and a fee of $1,000 for attendance at each meeting of the Board of Trustees, plus reimbursement of travel and other expenses incurred in attending meetings. During the six months ended May 31, 2007, the Independent Trustees received fees of $12,000 from the Trust. In addition, the Trust reimbursed the Independent Trustees for out-of-pocket expenses

PORTFOLIO TRANSACTIONS
A majority of the Church Capital Value Trust's portfolio transactions were executed through the Distributor. During the six months ended May 31, 2007, brokerage commissions of $21,522 were paid by Church Capital Value Trust to the Distributor with respect to transactions totaling $17,772,515.

CHURCH CAPITAL VALUE TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2007 (UNAUDITED)
================================================================================

5. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Fund's last such calculation in the first required financial statement period. As a result, the Funds will incorporate FIN 48 in their Semi-Annual Report on May 31, 2008. At this time, management is evaluating the implications of FIN 48, and its impact on the financial statements has not yet been determined.

In September  2006,  FASB issued  Statement on  Financial  Accounting  Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

CHURCH CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund operating expenses. These ongoing costs, which are deducted from each Fund's gross income, directly reduce the investment returns of the Funds.

A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The expense examples in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN - This line provides information about actual expenses and actual account values. The "Ending Account Value" shown on the first line is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This line is intended to help you compare each Fund's costs with those of other mutual funds, based on the Fund's respective actual expense ration and an assumed annual rate of return of 5% before expenses during the period shown. In this case, because the return used is not the actual return of either Fund, you should not use the hypothetical account value or expenses to estimate your actual ending account balance or expenses you paid for the period. The example is useful in making comparisons among various mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a hypothetical 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a "sales load." Therefore, the information provided for the hypothetical 5% return is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund's prospectus.

CHURCH CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

------------------------------------------------------------------------------------
                                      Beginning          Ending
                                    Account Value     Account Value   Expenses Paid
                                   December 1, 2006    May 31, 2007   During Period*
------------------------------------------------------------------------------------
CHURCH CAPITAL VALUE TRUST
------------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000.00          $1,094.30         $6.53
Based on Hypothetical 5% Return
  (before expenses)                   $1,000.00          $1,018.70         $6.29
------------------------------------------------------------------------------------
CHURCH CAPITAL MONEY MARKET FUND
------------------------------------------------------------------------------------
Based on Actual Fund Return           $1,000.00          $1,023.50         $3.33
Based on Hypothetical 5% Return
  (before expenses)                   $1,000.00          $1,021.64         $3.33
------------------------------------------------------------------------------------

* Expenses are equal to the Funds' annualized expense ratios (after waivers and reimbursement) stated below, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the period covered by this report).

                Church Capital Value Trust         1.25%
                Church Capital Money Market Fund   0.66%

OTHER INFORMATION (Unaudited)
================================================================================

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-742-8061, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-877-742-8061, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available without charge upon request by calling 1-877-742-8061. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT      Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT   Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Church Capital Investment Trust
             ---------------------------------------------------------


By (Signature and Title)*      /s/ Gregory A. Church
                               -------------------------------------------------
                               Gregory A. Church, President

Date      July 27, 2007
          -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ Gregory A. Church
                               -------------------------------------------------
                               Gregory A. Church, President

Date      July 27, 2007
          -------------------------------------


By (Signature and Title)*      /s/ Mark J. Seger
                               -------------------------------------------------
                               Mark J. Seger, Treasurer

Date      July 27, 2007
          -------------------------------------

* Print the name and title of each signing officer under his or her signature.